Equity - Schedule of Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation (including restructuring)	$ 6,339	$ 7,456
Option Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation (including restructuring)	141	896
DSU Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation (including restructuring)	324	511
RSU Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation (including restructuring)	$ 5,874	$ 6,049